Accumulated Other Comprehensive Loss (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Loss
Summary of Changes in Accumulated Other Comprehensive (Loss) Income, Net of Tax, from Unrealized Gains (Losses) on Available-for-Sale Marketable Securities

Total Accumulated
Other Comprehensive
Loss
Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	235
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	235
Balance, September 30, 2024	$(25)

Balance, December 31, 2022	$(1,672)
Other comprehensive income before reclassifications	1,233
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,233
Balance, September 30, 2023	$(439)

Total Accumulated
Other Comprehensive
Income (Loss)
Balance, December 31, 2020	$73
Other comprehensive loss before reclassifications	(392)
Amount reclassified from accumulated other comprehensive income	(39)
Net current period other comprehensive loss	(431)
Balance, December 31, 2021	(358)
Other comprehensive loss before reclassifications	(1,314)
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive loss	(1,314)
Balance, December 31, 2022	$(1,672)
Other comprehensive income before reclassifications	1,412
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,412
Balance, December 31, 2023	$(260)

Schedule of Reclassification Out of Accumulated Other Comprehensive (Loss) Income

				Affected Line Item in the
	Year Ended December 31,			Consolidated Statements of
Component of Accumulated Other Comprehensive Income (Loss)	2023	2022	2021	Comprehensive Loss
Unrealized gains on available-for-sale marketable securities:
Realized gains on sales of securities	$—	$—	$39	Other income, net
Income tax effect	—	—	—	Benefit from income taxes
Realized gains on sales of securities, net of tax	$—	$—	$39